Segment Reporting - Elimination (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 356,128,000	$ 227,976,000	$ 204,890,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	119,610,000	30,215,000	26,792,000
Other Ventures segment
Revenue from External Customers
Revenue from external customers	236,518,000	197,761,000	178,098,000
Revenue | Two customers
Revenue from External Customers
Revenue from external customers		$ 62,493,000
Number of customers accounted for more than 10% of revenue | customer		2
Revenue | One customer
Revenue from External Customers
Revenue from external customers			$ 27,343,000
Number of customers accounted for more than 10% of revenue | customer			1
Revenue | Three Customer
Revenue from External Customers
Revenue from external customers	$ 147,111,000
Number of customers accounted for more than 10% of revenue | customer	3
Intersegment elimination
Revenue from External Customers
Revenue from external customers	$ 46,891,000	$ 19,230,000	$ 8,406,000